Investment in Gold - Schedule of Investment in Gold (Details) (10-Q) $ in Thousands		3 Months Ended	7 Months Ended
		Mar. 31, 2018 USD ($) oz	Mar. 31, 2018 USD ($) oz
Investment In Gold
Opening balance (in Ounces) | oz		3,997.962	2,000	[1],[2]
Gold bullion contributed (in Ounces) | oz		6,994.197	8,993.975
Gold bullion distributed (in Ounces) | oz		(3.286)	(5.102)
Change in unrealized appreciation (in Ounces) | oz
Closing balance (in Ounces) | oz	[3]	10,988,873	10,988,873
Investment in gold, fair value, opening balance | $		$ 5,183	$ 2,578	[1],[2]
Gold bullion contributed | $		9,211	11,830
Gold bullion distributed | $		(5)	(7)
Change in unrealized appreciation | $		159	147
Investment in gold, fair value, closing balance | $	[3],[4]	$ 14,548	$ 14,548

[1]	Operations commenced on August 24, 2017. See Note 1.
[2]	The amount represents the initial deposit made on August 24, 2017
[3]	No comparative has been provided as operations commenced on August 24, 2017. See Note 1.
[4]	Cost of investment in gold bullion: $14,401.